Condensed Consolidated Statements of Changes in Stockholders' Equity (Unaudited) (Q3) - USD ($) shares in Thousands, $ in Thousands	Total	Common Stock	Additional Paid-In Capital	Accumulated Deficit
Beginning balance (in shares) at Dec. 31, 2015		5,042
Beginning balance at Dec. 31, 2015	$ (9,944)	$ 5	$ 298,926	$ (308,875)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation expense	1,747		1,747
Issuance of common stock and warrants (in shares)		2,691
Issuance of common stock and warrants	7,865	$ 3	7,862
Net income (loss)	(7,433)			(7,433)
Ending balance (in shares) at Dec. 31, 2016		7,733
Ending balance at Dec. 31, 2016	(7,516)	$ 8	308,784	(316,308)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation expense	1,138		1,138
Issuance of common stock due to the vesting of restricted stock, net of shares withheld to cover taxes (in shares)		131
Issuance of common stock and warrants (in shares)		7,353
Issuance of common stock and warrants	10,733	$ 7	10,726
Issuance costs related to common stock and warrants	(1,392)		(1,392)
Amendment of equity classified warrants	289		289
Reclassification of warrant liabilities to equity	798		798
Net income (loss)	321			321
Ending balance (in shares) at Dec. 31, 2017		15,217
Ending balance at Dec. 31, 2017	4,371	$ 15	320,343	(315,987)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation expense	985		985
Issuance of common stock due to the vesting of restricted stock, net of shares withheld to cover taxes (in shares)		181
Proceeds from exercise of warrants (in shares)		1,041
Proceeds from exercise of warrants	1,275	$ 1	1,274
Issuance of common stock and warrants (in shares)		11,700
Issuance of common stock and warrants	4,792	$ 12	4,780
Issuance costs related to common stock and warrants	(689)		(689)
Amendment of equity classified warrants	293		293
Reclassification of warrant liabilities to equity	472		472
Net income (loss)	(7,386)			(7,386)
Ending balance (in shares) at Sep. 30, 2018		28,139
Ending balance at Sep. 30, 2018	$ 4,113	$ 28	$ 327,458	$ (323,373)